EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
EARNINGS (LOSSES) PER SHARE
Net income (loss) attributable to ordinary shareholders - basic | ¥		¥ (2,192)	¥ 1,769	¥ 716
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥			40	40
Net income attributable to ordinary shareholders - diluted | ¥		¥ (2,192)	¥ 1,809	¥ 756
Weighted average ordinary shares outstanding - basic		292,739,841	284,305,138	281,717,485
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method			9,397,527	11,463,212
Dilutive effect of convertible senior notes			10,607,225	10,425,112
Weighted average ordinary shares outstanding - diluted		292,739,841	304,309,890	303,605,809
Basic earnings (losses) per share | (per share)	$ (1.15)	¥ (7.49)	¥ 6.22	¥ 2.54
Diluted earnings (losses) per share | (per share)	$ (1.15)	¥ (7.49)	¥ 5.94	¥ 2.49